Note 7 - Income and Mining Taxes - Schedule of Income And Mining Tax Payments Net of Refunds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, Federal, after Refund Received, Total	$ 6,466	$ 3,965	$ 3,447
United States
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, Federal, after Refund Received, Total	0	0	0
Alaska
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, Federal, after Refund Received, Total	6,203	3,926	3,197
Idaho
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, Federal, after Refund Received, Total	263	9	247
Canada
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, Federal, after Refund Received, Total	0	27	0
Other
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, Federal, after Refund Received, Total	$ 0	$ 3	$ 3